Other investments	12 Months Ended
Dec. 31, 2024
Other investments
Other investments

13 Other investments

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Financial assets measured at FVTPL:
Non-current
- Investment in an unlisted limited partnership enterprise (i)	73,870	90,603	123,399

Current
- Investments in trust investment schemes (ii)	205,329	202,866	—
- Investment in a wealth management product (iii)	—	50,000	—
- Investment in structured deposit (iv)	—	—	100,000
	205,329	252,866	100,000
(i)	In June 2023, the Group invested in an unlisted limited partnership enterprise (the “Partnership Enterprise”) with consideration of USD10,409,000 (equivalent to RMB73,870,000). The Partnership Enterprise is specialized in equity investment. According to the partnership agreement, the Partnership Enterprise is managed by its general partner. The Group participates in the Partnership Enterprise as one of the limited partners who does not have power on selection nor removal of assets manager or general partner of the Partnership Enterprise. In addition, the Group does not have any right on making operating, investing and financing decision of the Partnership Enterprise. The director is of the opinion that the Group does not have any control nor significant influence to affect the variable returns through its investment in the Partnership Enterprise, and the investment’s contractual cash flows are not solely payments of principal and interest on the principal amount outstanding, therefore, this investment is accounted for as a financial asset measured at FVTPL. The Group has an intention of holding such investment as a long-term investment.
(ii)	In December 2020, the Group invested in a trust investment scheme (“Trust Scheme A”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within one year. The Group subsequently extended the investment period to November 2023. Pursuant to the agreement, the Trust Scheme A is designated to make the majority of its investments in debt securities, while the principal and return of the investment are not guaranteed. Fair value of this investment as of June 30, 2023 was estimated to be RMB101,600,000. As of December 31, 2023, the above investment in Trust Scheme A has been redeemed.

In July 2021, the Group invested in another trust investment scheme (“Trust Scheme B”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within one year. The Group subsequently extended the investment period to January 2024. Pursuant to the agreement, the Trust Scheme B is designated to make the majority of its investments in debt securities, while the principal and return of the investment are not guaranteed. Fair value of this investment as of June 30, 2023 and December 31, 2023 was estimated to be RMB103,729,000, RMB101,437,000, respectively. As of December 31, 2024, the above investment in Trust Scheme B has been redeemed.

In July 2023, the Group invested in another trust investment scheme (“Trust Scheme C”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within six months. Pursuant to the agreement, the Trust Scheme C is designated to make the majority of its investments in debt securities and funds, while the principal and return of the investment are not guaranteed. Fair value of this investment as of December 31, 2023 was estimated to be RMB101,429,000. As of December 31, 2024, the above investment in Trust Scheme C has been redeemed.

(iii)	On December 26, 2023, the Group invested in a wealth management product managed by a bank in the PRC, with the principal amount of RMB50,000,000, which is with an original maturity of 35 days. The underlying investment portfolio of the wealth management product mainly includes money market instruments and other financial instruments with fixed return. The principal and return of the investment in the wealth management product are not guaranteed. Fair value of this investment as at December 31, 2023 is estimated to be RMB50,000,000. As of December 31, 2024, all wealth management products have been redeemed.
(iv)	In December 2024, the Group invested in structured deposit managed by a bank in the PRC with the principal guaranteed amounting to RMB100,000,000. This structured deposit is redeemable every seven days and the investment return is settled every seven days. Investment return of the structured deposit is calculated at variable rates determined by reference to intermediate rates of Euro against US dollar.

Information about the Group’s fair value measurement is included in Note 25(e).